CAPITAL STOCK (Tables)	3 Months Ended
Jun. 30, 2022
Capital Stock
Common shares: Unlimited number of common shares without par value

	Three Months Ended June 30,
	2022		2021
	Ordinary Shares	Amount	Ordinary Shares (c)	Amount
	In 000’	In 000’$	In 000’	In 000’$
Balance, beginning of period	13,349	$158,324	12,084	$130,649
Shares issued in public offering and ATM	–	–	1,241	27,216
Shares issued or accrued for services	4	30	1	30
Balance, end of period	13,353	$158,354	13,326	$157,895